CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	13,333,333	13,333,333	6,666,667
Common Stock, Shares, Issued	7,084,970	5,614,605	3,827,813
Common Stock, Shares, Outstanding	7,084,970	5,614,605	3,827,813
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	250,000	250,000	250,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	3,000,000	3,000,000	3,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	750,000	750,000	750,000
Preferred Stock, Shares Issued	750,000	750,000	750,000
Preferred Stock, Shares Outstanding	750,000	750,000	750,000
Series D Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share			$ 1,000
Temporary Equity Shares Designated			1,300
Temporary Equity, Shares Issued			1,299
Temporary Equity, Shares Outstanding			1,299
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock Shares, Designated	1,300	1,300	1,300
Preferred Stock, Shares Issued	350	1,299
Preferred Stock, Shares Outstanding	350	1,299
Preferred Stock, Liquidation Preference, Value	$ 350	$ 1,299
Series E Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock Shares, Designated	13,335	13,335	6,000
Preferred Stock, Shares Issued	7,722	4,500
Preferred Stock, Shares Outstanding	7,722	4,500
Preferred Stock, Liquidation Preference, Value	$ 7,722	$ 4,500
Series G Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 5,000	$ 5,000
Preferred Stock Shares, Designated	10,000	10,000
Preferred Stock, Shares Issued	1,087	0
Preferred Stock, Shares Outstanding	1,087	0
Preferred Stock, Liquidation Preference, Value	$ 5,435	$ 5,435